Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – POWER DIVIDEND INDEX VIT FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Power Dividend Index VIT Fund’s (the “Fund”) primary investment objective is total return from dividend income and capital appreciation.
Objective, Secondary [Text Block]	Capital Preservation is a secondary objective of the Fund.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Power Dividend Index VIT Fund	Class 1 shares	Class 2 shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Power Dividend Index VIT Fund		Class 1 shares	Class 2 shares
Management Fees	[1]	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		0.25%	0.50%
Other Expenses		0.55%	0.55%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.82%	2.07%
Fee Waiver and/or Reimbursement	[1]	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.27%	1.52%
[1]	The Fund's adviser has contractually agreed to reduce management fees to 0.65% at least until April 30, 2020. These waived fees are not subject to reimbursement by the Fund to the adviser. Additionally, the Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund's average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that the Adviser's fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Power Dividend Index VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 shares	129	519	934	2,092
Class 2 shares	155	596	1,063	2,356

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual Fund Operating Expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 322% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s primary investment objective by seeking to track the W.E. Donoghue Power Dividend Index (the “Power Dividend Index”) that provides a formulaic methodology for allocating investment between the S-Network Quality Sector Dividend Dogs Index (SNQDIV) and short-term treasuries (maturity of 1 year or less).

The methodology of the Power Dividend Index is designed to convey the benefits of high dividend yield, sector diversification and equal weighting. In seeking to track the Power Dividend Index, the adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. As described below, the Fund will invest in as many as 50 equity securities.

The SNQDIV Index selects as of November 30 of each year the top five companies with the highest ratio of free cash flow to debt from among the 10 companies with the highest dividend yields in each of 10 sectors (excluding Real Estate) of the S-Network US Equity Large/Mid-Cap 1000 Index (SN1000). Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, at least one dividend paid during the previous four quarters, and meeting an average daily traded value minimum over the previous 90 days are eligible for inclusion in the SNQDIV Index. If there are fewer than five eligible securities represented in any sector as of the snapshot date, the SNQDIV Index will include only those securities that qualify. Under most circumstances when the Index’s assets are invested in equity securities, the Index will have 10% of its assets invested each sector. In the event that there are fewer than five eligible securities for a particular sector, the Index’s assets will be allocated across the remaining sectors resulting in the Index investing more than 10% of its assets in each of the remaining sectors.

In following the Power Dividend Index’s methodology,

the Fund will allocate its assets based on two separate indicators:

• Exponential Moving Average Indicator – The Fund will allocate 50% of its assets to short term treasuries or money market funds when a shorter term exponential moving average value of the SNQDIV Index is less than a longer term exponential moving average value of the SNQDIV Index over certain time periods. An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g. 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

• NFCI Leverage Indicator - The Fund will also allocate 50% of its assets to short term treasuries or money market funds depending on the current value of the Nonfinancial Leverage Sub-Index as compared to its historical average. The Nonfinancial Leverage Sub-Index is a component of the National Financial Conditions Index (“NFCI”), an index which measures the financial condition of the U.S. based on conditions in money markets, debt and equity markets and banking systems. The Nonfinancial Leverage Sub-Index measures leverage conditions based on equity and debt levels.

For periods when both indicators are negative, the Fund will be fully invested in short-term treasury exchange-traded funds or treasury money market funds as a defensive measure.

Conversely, when either the Exponential Moving Average Indicator combined with Simple Moving Average confirmation indicators or NFCI Leverage Indicator is positive, the Fund will be fully invested in the components of the SNQDIV Index as described above. A simple moving average value is the average of an index’s value over a certain period of time and gives equal weighting to each value in the relevant time period.

From time to time, the Adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or negative” indicators over a period of several days. In such cases, the Adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Power Dividend Index.

The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when its defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to cash equivalents or U.S. Treasury securities if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Power Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate,

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. The Index’s defensive positioning may not effectively hedge the Fund’s downside risk. Hedging strategies may not perform as anticipated and the Fund could suffer lower returns if the stock prices do not decline when the Fund is in a defensive position.

• Index Constitution Risk. The Power Dividend Index, and consequently the Fund, may not succeed in its objective and may not be optimal in its construction, causing losses to the Fund.

• Index Tracking Risk. Investment in the Fund should be made with the understanding that the underlying securities in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the securities in which the Fund invests will incur expenses not incurred by an index. Certain securities comprising the index tracked by the Fund may, from time to time, temporarily be unavailable, which may further impede the Fund’s ability to track an index.

• Large-Cap Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Management Risk. The adviser’s decision to seek to follow the Power Dividend Index’s methodology in managing the Fund’s portfolio may prove to be incorrect and may not produce the desired results. Because the Fund seeks to track the Power Dividend Index, the Fund may forego certain attractive investment opportunities available to an actively managed fund. In following the Power Dividend Index’s methodology, the Fund may hold fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

• Mid-Cap Risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Dividend Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund will incur expenses not incurred by Power Dividend Index.

• Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs.

• U.S. Treasury Risk: The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

• Underlying Funds Risk. When short-term treasury exchange-traded funds and money market funds (“Underlying Funds”) are utilized, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds. The Fund will only utilize short-term treasury exchange-traded funds and money market mutual funds when it is in a defensive position.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index and two supplemental indices. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

W.E. Donoghue & Co., LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The performance results in the following charts do not reflect the Fund’s current strategy.

Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Second Quarter 2009	13.16%
Worst Quarter:	Third Quarter 2011	(8.81)%

Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Power Dividend Index VIT Fund		Label	One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Class 1 shares		Return before taxes	(8.02%)	1.07%	7.27%	3.70%	May 01, 2007
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	[2]		(8.95%)	6.06%	11.20%	4.64%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	[3]		(4.38%)	8.49%	13.11%	6.86%
[1]	The inception date of the Power Dividend Index VIT Fund is May 1, 2007.
[2]	The S&P 500 Value Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. This Index has been selected as the Fund's new primary benchmark as it is more representative of the Fund's investment strategy and portfolio holdings.
[3]	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.